Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Schedule of Intangible asset disclosures

	Goodwill £m	Indefinite life brands £m	Amortised brands, licences and patents £m	Computer software £m	Assets under construction £m	Total £m
Cost at 1 January 2023	8,396	19,465	674	555	–	29,090
Exchange adjustments	(82)	(689)	(11)	(10)	(1)	(793)
Additions	3	–	7	4	76	90
Disposals and write-offs	–	–	(28)	(24)	–	(52)
Reclassifications	–	(7)	44	17	8	62
Transfer to assets held for sale	–	(556)	(295)	–	–	(851)
Cost at 31 December 2023	8,317	18,213	391	542	83	27,546
Hyperinflation adjustments	1	7	–	3	–	11
Exchange adjustments	17	(80)	(2)	(3)	1	(67)
Additions	–	8	4	4	58	74
Disposals and write-offs	–	–	(1)	(8)	(32)	(41)
Reclassifications	–	–	(2)	45	(49)	(6)
Transfer to assets held for sale	(133)	(247)	–	–	–	(380)
Cost at 31 December 2024	8,202	17,901	390	583	61	27,137

Amortisation at 1 January 2023	–	–	(229)	(281)	–	(510)
Exchange adjustments	–	–	8	8	–	16
Charge for the period	–	–	(39)	(69)	–	(108)
Disposals and write-offs	–	–	28	21	–	49
Reclassifications	–	–	(32)	–	–	(32)
Transfer to assets held for sale	–	–	53	–	–	53
Amortisation at 31 December 2023	–	–	(211)	(321)	–	(532)
Hyperinflation adjustments	–	–	–	(2)	–	(2)
Exchange adjustments	–	–	–	2	–	2
Charge for the period	–	–	(24)	(75)	–	(99)
Disposals and write-offs	–	–	–	4	–	4
Amortisation at 31 December 2024	–	–	(235)	(392)	–	(627)

Impairment at 1 January 2023	–	(132)	–	(12)	–	(144)
Exchange adjustments	–	6	–	–	–	6
Impairment losses	–	(184)	(1)	(1)	–	(186)
Reversal of impairment losses	–	–	–	–	–	–
Reclassifications	–	–	(8)	–	–	(8)
Disposals and write-offs	–	–	–	3	–	3
Transfer to assets held for sale	–	170	–	–	–	170
Impairment at 31 December 2023	–	(140)	(9)	(10)	–	(159)
Exchange adjustments	–	(3)	–	–	–	(3)
Impairment losses	–	(135)	(3)	(4)	(32)	(174)
Disposals and write-offs	–	–	1	4	32	37
Impairment at 31 December 2024	–	(278)	(11)	(10)	–	(299)

Amortisation and impairment at 31 December 2023	–	(140)	(220)	(331)	–	(691)
Amortisation and impairment at 31 December 2024	–	(278)	(246)	(402)	–	(926)

Net book value at 31 December 2023	8,317	18,073	171	211	83	26,855
Net book value at 31 December 2024	8,202	17,623	144	181	61	26,211

Schedule of Goodwill impairment

	2024 £m	2023 £m
North America	3,230	3,247
EMEA & LatAm	2,827	2,926
APAC	2,145	2,144
Net book value at 31 December	8,202	8,317

Schedule of discounted cash flow model used in impairment test

Valuation basis	Value in use
Key assumptions	Sales growth rates
	Profit margins
	Terminal growth rates
	Discount rates
	Taxation rates
Determination of assumptions	Growth rates are internal forecasts based on both internal and external market information
	Margins reflect past experience, adjusted for expected changes
	Terminal growth rates are based on internal projections and external forecasts of the relevant markets
	Discount rates are based on the Group WACC, adjusted where appropriate
	Taxation rates are based on appropriate rates for each CGU
Period of specific projected cash flows	Five years
Terminal growth rates		2024	2023
	North America	2.1% p.a.	2.0% p.a.
	EMEA & LatAm	2.7% p.a.	2.6% p.a.
	APAC	2.3% p.a.	2.4% p.a.
Discount rates (pre-tax)		2024	2023
	North America	7.4%	7.9%
	EMEA & LatAm	11.2%	13.2%
	APAC	9.4%	10.2%

Schedule of net book value of the major brands

Indefinite life brands comprise a portfolio of consumer health products. The net book value of the major brands is as follows:

	2024 £m	2023 £m
Advil	3,527	3,521
Voltaren	2,725	2,725
Centrum	1,798	1,850
Caltrate	1,662	1,680
Otrivin	1,385	1,385
Robitussin	1,173	1,174
Preparation H	1,108	1,103
Fenistil	598	598
Nexium	574	706
Emergen-C	470	464
Theraflu	446	444
Panadol	395	396
Sensodyne	276	281
Excedrin	189	186
Biotene	127	130
Polident	126	126
Vitasprint	113	118
Corega	110	116
Nicotinell	–	246
Other brands	821	824
Total	17,623	18,073

Schedule of income Statement Location Of Amortization And Net Impairment (Reversal) / Losses Of Intangible Assets

	Amortisation			Net impairment losses/(reversals)
	2024 £m	2023 £m	2022 £m	2024 £m	2023 £m	2022 £m
Cost of sales	38	55	61	155	185	129
Selling, general and administration	61	53	46	4	1	6
Total	99	108	107	159	186	135